Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenues [Abstract]
Schedule of Revenues

The following table presents the revenue by type as of the dates indicated:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Natural gas	$591,188	$198,375	$1,273,349	$708,109
Less gathering and processing	(445,649)	(220,666)	(847,746)	(522,800)
Natural gas, net	145,539	(22,291)	425,603	185,309
NGL	63,575	73,630	109,966	139,679
Oil	—	(30,962)	—	24,600
Total Revenue, net	$209,114	$20,377	$535,569	$349,588

The following table presents the revenue by type as of the dates indicated:

	For the Year Ended
	December 31,
	2024	2023
Natural gas	$1,336,137	$1,480,319
Less gathering and processing	(1,084,325)	(1,176,975)
Natural gas, net	251,812	303,344
NGL	254,172	147,877
Oil	26,796	160,971
Total Revenue, net	532,780	612,192